Invested Assets and Investment Income - Schedule of Other Invested Assets Include Investments in Associates and Joint Ventures Accounted Using Equity Method (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 8,818	$ 8,474
Percentage of investments in associates carrying value	100.00%	100.00%
Leveraged leases [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 3,457	$ 3,371
Percentage of investments in associates carrying value	40.00%	40.00%
Timber and agriculture [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 808	$ 694
Percentage of investments in associates carrying value	9.00%	8.00%
Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 1,528	$ 1,187
Percentage of investments in associates carrying value	17.00%	14.00%
Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 3,025	$ 3,222
Percentage of investments in associates carrying value	34.00%	38.00%